Braeburn License (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 12, 2013 Collaborative Arrangement Co-promotion [Member]	Dec. 31, 2013 Collaborative Arrangement Co-promotion [Member]	Mar. 31, 2013 Collaborative Arrangement Co-promotion [Member]	Sep. 30, 2013 Collaborative Arrangement Co-promotion [Member]	Dec. 31, 2012 Collaborative Arrangement Co-promotion [Member]	Dec. 31, 2013 Collaborative Arrangement Co-promotion [Member]
Non Refundable up Front License Fee [Line Items]
Non-refundable up-front payment												$ 15,750,000
License and services revenue												15,000,000
Milestone payment												15,000,000
Additional amount received upon achievement of sales milestones								165,000,000				165,000,000
Additional amount in regulatory milestones								35,000,000				35,000,000
Estimated revenue recognition period for upfront payment									30 months	12 months	18 months
Revenues to be recognized per month for upfront payment								15,000,000	304,000	1,250,000	733,000	45,000,000
License revenue, recognized	911,000	2,198,000	1,823,000	5,948,000	9,057,000	2,325,000	0						9,700,000
Deferred contract revenue	3,494,000		3,494,000		5,317,000	14,375,000			5,300,000				5,300,000
Maximum receipt time for milestone payment												10 days
Investment Amount, Agreed To Invest								$ 5,000,000